Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Net revenue	$ 12,455,414	$ 22,154,506	$ 28,473,016
Net revenue - related parties	192,841	1,519,531	506,495
Total revenue	12,648,255	23,674,037	28,979,511
Cost of revenue	13,992,499	26,278,300	20,283,321
Cost of revenue - related parties	178,636	1,448,533	399,177
Total cost of revenue	14,171,135	27,726,833	20,682,498
Gross profit (loss)	(1,522,880)	(4,052,796)	8,297,013
Operating expenses:
Selling expense	920,237	4,535,945	4,882,367
General and administrative expense	3,702,035	2,792,858	2,095,676
Research and development expense		1,062,582	1,051,665
Impairment of long-lived assets other than goodwill	813,344
Impairment of goodwill		1,599,591
Total operating expenses	5,435,616	9,990,976	8,029,708
Income (loss) from operations	(6,958,496)	(14,043,772)	267,305
Interest expense	(1,378,755)	(233,101)	(82,946)
Government subsidies	129,255	81,882	414
Other income	1,189	20,242	19,305
Other expenses	(290,655)	(26,992)	(144,069)
Loss from equity method investment	(127,965)	(17,524)
Total other expenses	(1,666,931)	(175,493)	(207,296)
Income (loss) before income taxes provision (benefit)	(8,625,427)	(14,219,265)	60,009
Income tax benefit			(55,102)
Net income (loss)	(8,625,427)	(14,219,265)	115,111
Less: Net loss attributable to non-controlling interest	(8)	(40)
Net income (loss) attributable to TDH Holdings, Inc.	(8,625,419)	(14,219,225)	115,111
Comprehensive income (loss)
Net income (loss)	(8,625,427)	(14,219,265)	115,111
Other comprehensive income (loss)
Foreign currency translation adjustment	(100,954)	(65,123)	410,642
Total comprehensive income (loss)	(8,726,381)	(14,284,388)	525,753
Less: Comprehensive loss attributable to noncontrolling interest	(8)	(347)
Comprehensive income (loss) attributable to TDH Holdings, Inc.	$ (8,726,373)	$ (14,284,041)	$ 525,753
Earnings (loss) per common share attributable to TDH Holdings, Inc.
Basic	$ (0.41)	$ (1.49)	$ 0.01
Diluted	$ (0.41)	$ (1.49)	$ 0.01
Weighted average common shares outstanding
Basic	21,022,598	9,558,493	8,303,853
Diluted	21,022,598	9,558,493	8,303,853